Subordinated liabilities - HSBC's subordinated liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,409,361	$ 2,260,288
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	109,870	97,614
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	35,149	37,130
Subordinated liabilities | HSBC Subsidiaries
Disclosure of financial liabilities [line items]
Financial liabilities	12,363	13,168
Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	22,786	23,962
Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	23,977	24,997
At amortised cost | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	24,600	22,437
At amortised cost | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	22,775	20,651
At amortised cost | Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	18,361	17,715
At amortised cost | Preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	1,825	1,786
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	164,466	148,505
Financial liabilities designated at fair value | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	30,303	25,049
Financial liabilities designated at fair value | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	10,549	14,693
Financial liabilities designated at fair value | Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	5,616	7,282
Financial liabilities designated at fair value | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	10,130	14,282
Financial liabilities designated at fair value | Subordinated liabilities | HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	5,616	7,282
Financial liabilities designated at fair value | Preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 419	$ 411